UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $642,140
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number           Name

1.                                        Lakewood Capital Partners LP

2.                                        Lakewood Capital Advisors, LLC


                                                       FORM 13F INFORMATION TABLE
                                                   Lakewood Capital Management, LP
                                                        September 30, 2011



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MANGRS  SOLE    SHARED  NONE
--------------              ---------------    -----      -------  ---------  --- ----  ----------      ------  ----    ------  ----
AEROPOSTALE                         COM         007865108  16,478   1,524,332 SH        SHARED-DEFINED  1, 2    1,524,332
AKAMAI TECHNOLOGIES INC             COM         00971T101  25,351   1,275,194 SH        SHARED-DEFINED  1, 2    1,275,194
AON CORP                            COM         037389103  20,201     481,200 SH        SHARED-DEFINED  1, 2      481,200
ARLINGTON ASSET INVT CORP         CL A NEW      041356205   5,129     213,252 SH        SHARED-DEFINED  1, 2      213,252
ASPEN INSURANCE HOLDINGS LTD        SHS         G05384105  37,706   1,636,546 SH        SHARED-DEFINED  1, 2    1,636,546
AXIS CAPITAL HOLDINGS               SHS         G0692U109  14,153     545,615 SH        SHARED-DEFINED  1, 2      545,615
BARCLAYS BK PLC               IPATH S&P MT ETN  06740C519     512       7,000 SH        SHARED-DEFINED  1, 2        7,000
BENCHMARK ELECTRS INC               COM         08160H101   6,010     461,925 SH        SHARED-DEFINED  1, 2      461,925
CHEMTURA CORP                     COM NEW       163893209  10,108   1,007,801 SH        SHARED-DEFINED  1, 2    1,007,801
CME GROUP INC                       COM         12572Q105  18,447      74,865 SH        SHARED-DEFINED  1, 2       74,865
CONVERGYS CORP                      COM         212485106  11,701   1,247,433 SH        SHARED-DEFINED  1, 2    1,247,433
CVR ENERGY INC                      COM         12662P108  12,684     600,000 SH        SHARED-DEFINED  1, 2      600,000
DANA HLDG CORP                      COM         235825205   7,896     752,035 SH        SHARED-DEFINED  1, 2      752,035
E M C CORP MASS                     COM         268648102  16,599     790,795 SH        SHARED-DEFINED  1, 2      790,795
EXPEDIA INC DEL                     COM         30212P105  20,363     790,789 SH        SHARED-DEFINED  1, 2      790,789
GENERAL MTRS CO                     COM         37045V100  12,180     603,575 SH        SHARED-DEFINED  1, 2      603,575
HEIDRICK & STRUGGLES INTL IN        COM         422819102   6,884     418,490 SH        SHARED-DEFINED  1, 2      418,490
INGRAM MICRO INC                    CL A        457153104  58,471   3,625,002 SH        SHARED-DEFINED  1, 2    3,625,002
INNOSPEC INC                        COM         45768S105   3,307     136,585 SH        SHARED-DEFINED  1, 2      136,585
INVESTORS BANCORP INC               COM         46146P102   2,624     207,728 SH        SHARED-DEFINED  1, 2      207,728
KEARNY FINL CORP                    COM         487169104   1,026     116,089 SH        SHARED-DEFINED  1, 2      116,089
KKR FINANCIAL HLDGS LLC             COM         48248A306  10,146   1,365,592 SH        SHARED-DEFINED  1, 2    1,365,592
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708  21,631     340,319 SH        SHARED-DEFINED  1, 2      340,319
LIFE TECHNOLOGIES CORP              COM         53217V109  41,506   1,080,034 SH        SHARED-DEFINED  1, 2    1,080,034
MECHEL OAO                      SPON ADR PFD    583840509   9,869   2,467,249 SH        SHARED-DEFINED  1, 2    2,467,249
NEWS CORP                           CL B        65248E203  39,721   2,546,226 SH        SHARED-DEFINED  1, 2    2,546,226
ORACLE CORP                         COM         68389X105  41,960   1,460,000 SH        SHARED-DEFINED  1, 2    1,460,000
PACKAGING CORP AMER                 COM         695156109  21,794     935,346 SH        SHARED-DEFINED  1, 2      935,346
PRIMERICA INC                       COM         74164M108  22,850   1,059,854 SH        SHARED-DEFINED  1, 2    1,059,854
SANOFI                        RIGHT 12/31/2020  80105N113   1,693   1,597,100 SH        SHARED-DEFINED  1, 2    1,597,100
SPECTRUM BRANDS HLDGS INC           COM         84763R101  23,063     976,435 SH        SHARED-DEFINED  1, 2      976,435
STAG INDL INC                       COM         85254J102   8,078     791,982 SH        SHARED-DEFINED  1, 2      791,982
STATE STR CORP                      COM         857477103  24,747     769,504 SH        SHARED-DEFINED  1, 2      769,504
TRIPLE-S MGMT CORP                  CL B        896749108   2,226     132,892 SH        SHARED-DEFINED  1, 2      132,892
WAL MART STORES INC                 COM         931142103  17,515     337,475 SH        SHARED-DEFINED  1, 2      337,475
WELLPOINT INC                       COM         94973V107  18,977     290,707 SH        SHARED-DEFINED  1, 2      290,707
XEROX CORP                          COM         984121103   7,933   1,138,150 SH        SHARED-DEFINED  1, 2    1,138,150
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100  20,600     602,161 SH        SHARED-DEFINED  1, 2      602,161




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